Operating Lease	12 Months Ended
Dec. 31, 2024
Operating Lease [Abstract]
Operating lease
8.	Operating lease

The Group has several lease agreements whereby the Group agreed to lease offices in the PRC. The Group measured and recorded right-of-use asset and corresponding operating lease liability at the lease commencement date.

The Group has made operating lease payments in the amount of RMB 172 thousand and RMB 0 for the year ended December 31, 2024 and 2023, respectively. Rental expenses charged to operations, which differs from rent paid due to rent credits and to increasing amounts of base rent, is calculated by allocating total rental payments on a straight-line basis over the term of the lease. For the year ended December 31, 2024 and 2023, the Group incurred operating lease expenses amounted to RMB 259 thousand and RMB 0, respectively.

The following table summarizes the classification of right-of-use assets and lease liabilities in the Group’s consolidated balance sheets:

	As of December 31,
	2023 (RMB)	2024 (RMB)
Cost	-	2,813
Accumulated depreciation and impairment	-	(217)
Right of use assets, net	-	2,596

Lease liabilities consist of the following:

	As of December 31,
	2023 (RMB)	2024 (RMB)
Current
Lease liabilities	-	457
Non-current
Lease liabilities	-	2,226
Total lease liabilities	-	2,683

Undiscounted lease payments to be received:

	Amount
For the Year Ended December 31, 2024
Within 1 year	-	551
2 years	-	588
3 years	-	682
4 years	-	722
5 years	-	395
Total lease payments	-	2,938